American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 31, 2023

Avantis U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense†
AAR Corp.(1)	24	1,203
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	873,291	14,583,960
Hub Group, Inc., Class A(1)	344,826	25,365,400
Radiant Logistics, Inc.(1)	116,564	728,525
		40,677,885
Automobile Components — 1.9%
American Axle & Manufacturing Holdings, Inc.(1)	1,340,214	9,046,445
Dana, Inc.	1,133,619	14,589,677
Goodyear Tire & Rubber Co.(1)	3,218,023	44,183,456
LCI Industries	205,721	22,226,097
Modine Manufacturing Co.(1)	7,384	201,509
Motorcar Parts of America, Inc.(1)	69,353	382,135
Patrick Industries, Inc.	149,433	9,792,344
		100,421,663
Automobiles — 1.3%
Harley-Davidson, Inc.	134,099	4,171,820
Thor Industries, Inc.	561,798	43,971,929
Winnebago Industries, Inc.(2)	354,750	19,738,290
		67,882,039
Banks — 14.6%
1st Source Corp.	62,604	2,574,903
ACNB Corp.	40,206	1,184,067
Amalgamated Financial Corp.	168,568	2,397,037
Amerant Bancorp, Inc.	221,857	3,915,776
American National Bankshares, Inc.	21,281	611,403
Ameris Bancorp	490,840	15,490,910
Ames National Corp.	2,716	49,757
Arrow Financial Corp.	110,801	2,021,010
Associated Banc-Corp.	1,083,326	16,044,058
Atlantic Union Bankshares Corp.	62,838	1,606,139
Axos Financial, Inc.(1)	465,300	17,597,646
Banc of California, Inc.	374,116	3,999,300
BancFirst Corp.	3,261	275,783
Bancorp, Inc.(1)	421,726	13,014,464
Bank First Corp.(2)	9,817	747,270
Bank of Hawaii Corp.(2)	297,104	11,631,622
Bank of Marin Bancorp	92,411	1,494,286
Bank OZK	369,622	12,781,529
Bank7 Corp.	2,469	56,293
BankFinancial Corp.	55,742	412,491
BankUnited, Inc.	614,090	11,618,583
Bankwell Financial Group, Inc.	35,439	809,781
Banner Corp.	223,111	9,654,013
Bar Harbor Bankshares	62,201	1,469,810
Baycom Corp.	33,730	546,763
BCB Bancorp, Inc.	129,486	1,373,846
Berkshire Hills Bancorp, Inc.	284,297	5,813,874
Bridgewater Bancshares, Inc.(1)	171,838	1,479,525

Brookline Bancorp, Inc.	597,420	4,910,792
Business First Bancshares, Inc.	133,795	1,949,393
Byline Bancorp, Inc.	188,944	3,348,088
Cadence Bank	753,782	13,537,925
California BanCorp(1)	315	4,568
Cambridge Bancorp	46,453	2,347,735
Camden National Corp.	94,632	2,792,590
Capital Bancorp, Inc.	1,515	25,740
Capital City Bank Group, Inc.	16,119	484,698
Capstar Financial Holdings, Inc.	108,092	1,302,509
Carter Bankshares, Inc.(1)	158,825	2,239,432
Cathay General Bancorp	563,722	16,483,231
CB Financial Services, Inc.	19,821	383,140
Central Pacific Financial Corp.	237,358	3,467,800
Central Valley Community Bancorp	74,480	1,074,746
Chemung Financial Corp.	4,985	176,469
Citizens Financial Services, Inc.(2)	4,922	369,741
City Holding Co.	50,402	4,344,148
Civista Bancshares, Inc.	60,205	901,871
CNB Financial Corp.	153,981	2,557,624
Coastal Financial Corp.(1)	29,882	1,022,263
Codorus Valley Bancorp, Inc.	42,388	753,659
Colony Bankcorp, Inc.	26,333	244,897
Columbia Banking System, Inc.	626,263	12,544,048
Comerica, Inc.	41,200	1,487,320
Community Trust Bancorp, Inc.	115,052	3,877,252
ConnectOne Bancorp, Inc.	285,661	3,879,276
CrossFirst Bankshares, Inc.(1)	278,367	2,683,458
Customers Bancorp, Inc.(1)	272,908	6,282,342
Dime Community Bancshares, Inc.	265,456	4,300,387
Eagle Bancorp, Inc.	245,508	4,892,974
Enterprise Bancorp, Inc.	20,685	549,807
Enterprise Financial Services Corp.	248,005	10,073,963
Equity Bancshares, Inc., Class A	105,624	2,359,640
Esquire Financial Holdings, Inc.	45,625	1,931,306
Evans Bancorp, Inc.	1,323	31,395
Farmers National Banc Corp.	215,085	2,533,701
FB Financial Corp.	93,354	2,488,818
Fidelity D&D Bancorp, Inc.	1,144	43,237
Financial Institutions, Inc.	129,825	2,039,551
First BanCorp	680,185	7,590,865
First Bancorp, Inc.	19,888	471,346
First Bancorp/Southern Pines NC	60,057	1,807,716
First Bancshares, Inc.	84,794	2,208,036
First Bank	5,755	59,046
First Busey Corp.	380,084	7,107,571
First Business Financial Services, Inc.	59,957	1,605,049
First Commonwealth Financial Corp.	578,130	7,313,344
First Community Bankshares, Inc.	27,094	722,326
First Financial Corp.	78,868	2,558,478
First Foundation, Inc.	308,120	1,195,506
First Guaranty Bancshares, Inc.	3,844	50,741
First Internet Bancorp	67,288	826,297
First Mid Bancshares, Inc.	132,428	3,176,948
First of Long Island Corp.	174,018	1,776,724

First United Corp.	35,023	455,999
First Western Financial, Inc.(1)	3,274	55,723
Five Star Bancorp	38,058	727,669
Flushing Financial Corp.	207,715	2,419,880
FNB Corp.	720,586	7,919,240
Franklin Financial Services Corp.	19,728	511,942
FS Bancorp, Inc.	52,998	1,505,143
Fulton Financial Corp.	1,224,058	13,660,487
FVCBankcorp, Inc.(1)	34,686	354,491
Great Southern Bancorp, Inc.	87,041	4,232,804
Greene County Bancorp, Inc.	4,485	119,974
Guaranty Bancshares, Inc.	19,018	459,095
Hancock Whitney Corp.	629,436	22,993,297
Hanmi Financial Corp.	273,484	3,938,170
HarborOne Bancorp, Inc.	272,599	2,235,312
Hawthorn Bancshares, Inc.	30,084	541,512
HBT Financial, Inc.	65,108	1,145,901
Heartland Financial USA, Inc.	266,811	7,361,315
Heritage Commerce Corp.	187,898	1,367,897
Hilltop Holdings, Inc.	327,339	9,663,047
Hingham Institution For Savings(2)	7,382	1,423,397
Home Bancorp, Inc.	33,441	1,029,648
HomeStreet, Inc.	163,945	859,072
HomeTrust Bancshares, Inc.	97,164	1,903,443
Hope Bancorp, Inc.	868,322	6,963,942
Horizon Bancorp, Inc.	256,439	2,279,743
Independent Bank Corp. (Michigan)	181,182	2,962,326
International Bancshares Corp.	440,262	18,807,993
Investar Holding Corp.	4,803	52,833
Kearny Financial Corp.	288,797	1,972,484
Lakeland Bancorp, Inc.	469,236	6,104,760
Lakeland Financial Corp.	74,166	3,725,358
Live Oak Bancshares, Inc.	229,968	4,976,508
Luther Burbank Corp.	75,200	646,720
Macatawa Bank Corp.	204,144	1,780,136
Malvern Bancorp, Inc.(1)	5,099	77,250
Mercantile Bank Corp.	123,958	3,226,627
Meridian Corp.	442	4,261
Metrocity Bankshares, Inc.	81,679	1,341,986
Metropolitan Bank Holding Corp.(1)(2)	67,934	1,922,532
Mid Penn Bancorp, Inc.	62,740	1,391,573
Midland States Bancorp, Inc.	185,332	3,584,321
MidWestOne Financial Group, Inc.	86,842	1,639,577
MVB Financial Corp.	73,741	1,309,640
National Bank Holdings Corp., Class A	6,989	209,181
National Bankshares, Inc.	260	7,064
NBT Bancorp, Inc.	285,316	9,572,352
New York Community Bancorp, Inc.(2)	2,831,752	29,110,411
Nicolet Bankshares, Inc.	5,973	370,744
Northeast Bank	59,077	2,117,320
Northfield Bancorp, Inc.	294,637	3,014,137
Northrim BanCorp, Inc.	47,645	1,806,222
Northwest Bancshares, Inc.	24,010	252,345
Norwood Financial Corp.	9,569	230,804
Oak Valley Bancorp	13,104	302,571

OceanFirst Financial Corp.	371,849	5,280,256
OFG Bancorp	406,568	9,863,340
Old National Bancorp	234,385	2,911,062
Old Second Bancorp, Inc.	331,808	3,928,607
OP Bancorp	70,049	549,184
Origin Bancorp, Inc.	159,816	4,546,765
Orrstown Financial Services, Inc.	58,827	1,064,769
Pacific Premier Bancorp, Inc.	653,810	12,311,242
Park National Corp.	37,082	3,661,847
Parke Bancorp, Inc.	57,231	919,130
Pathward Financial, Inc.	221,389	9,727,833
PCB Bancorp	86,249	1,215,248
Peapack-Gladstone Financial Corp.	131,887	3,480,498
Peoples Bancorp, Inc.(2)	197,253	5,063,485
Plumas Bancorp	801	26,377
Popular, Inc.	246,150	14,074,857
Preferred Bank	69,714	3,215,210
Premier Financial Corp.	219,892	3,065,294
Primis Financial Corp.	94,344	695,315
Provident Financial Services, Inc.	529,324	8,405,665
QCR Holdings, Inc.	128,522	4,937,815
RBB Bancorp	118,760	1,239,854
Red River Bancshares, Inc.	2,518	123,684
Republic Bancorp, Inc., Class A	70,563	2,973,525
Riverview Bancorp, Inc.	120,365	563,308
S&T Bancorp, Inc.	93,858	2,517,272
Sandy Spring Bancorp, Inc.	317,453	6,647,466
ServisFirst Bancshares, Inc.	58,344	2,351,263
Shore Bancshares, Inc.	102,534	1,154,533
Sierra Bancorp	97,810	1,563,982
Simmons First National Corp., Class A	228,956	3,725,114
SmartFinancial, Inc.	102,365	2,159,901
South Plains Financial, Inc.	66,156	1,466,017
Southern First Bancshares, Inc.(1)	58,888	1,352,657
Southern Missouri Bancorp, Inc.	62,275	2,313,516
Southside Bancshares, Inc.	85,458	2,264,637
SouthState Corp.	13,627	851,960
Sterling Bancorp, Inc.(1)	26,387	131,671
Summit Financial Group, Inc.	64,619	1,231,638
Synovus Financial Corp.	447,406	12,120,229
Territorial Bancorp, Inc.	38,378	412,180
Texas Capital Bancshares, Inc.(1)	287,428	13,595,344
Third Coast Bancshares, Inc.(1)	26,632	431,172
Timberland Bancorp, Inc.	13,499	318,036
Tompkins Financial Corp.	77,107	4,032,696
Towne Bank	444,944	10,340,499
TriCo Bancshares	72,042	2,345,688
Triumph Financial, Inc.(1)	170,744	8,865,028
TrustCo Bank Corp. NY	156,328	4,319,343
Trustmark Corp.	217,265	4,536,493
UMB Financial Corp.	299,946	16,988,941
United Community Banks, Inc.	153,445	3,469,391
United Security Bancshares	83,790	523,688
Unity Bancorp, Inc.	45,771	1,041,290
Univest Financial Corp.	194,875	3,455,134

Valley National Bancorp	794,989	5,867,019
Veritex Holdings, Inc.	216,868	3,745,310
Washington Federal, Inc.	519,200	13,504,392
Washington Trust Bancorp, Inc.	127,337	3,242,000
West BanCorp, Inc.	95,953	1,612,010
Westamerica BanCorp	19,348	731,935
Western Alliance Bancorp	36,846	1,249,079
Western New England Bancorp, Inc.	3,560	20,150
Wintrust Financial Corp.	210,859	13,404,307
WSFS Financial Corp.	169,693	5,674,534
Zions Bancorp NA	160,420	4,377,862
		778,311,192
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	27,198	17,998,004
Biotechnology — 1.3%
Alector, Inc.(1)	109,959	818,095
Arcus Biosciences, Inc.(1)	86,243	1,771,431
Catalyst Pharmaceuticals, Inc.(1)	578,392	6,680,428
Cullinan Oncology, Inc.(1)	299,420	3,078,038
Eagle Pharmaceuticals, Inc.(1)	74,343	1,542,617
Emergent BioSolutions, Inc.(1)	311,888	2,660,405
Entrada Therapeutics, Inc.(1)	3,436	39,377
Ironwood Pharmaceuticals, Inc.(1)	753,052	8,193,206
iTeos Therapeutics, Inc.(1)	81,753	1,330,939
Organogenesis Holdings, Inc.(1)	310,732	1,127,957
Point Biopharma Global, Inc.(1)	152,593	1,414,537
REGENXBIO, Inc.(1)	269,718	4,647,241
Vanda Pharmaceuticals, Inc.(1)	12,669	75,380
Vir Biotechnology, Inc.(1)	1,263,858	33,707,093
Voyager Therapeutics, Inc.(1)	7,170	81,666
XOMA Corp.(1)	19,080	324,360
		67,492,770
Broadline Retail — 1.1%
Dillard's, Inc., Class A(2)	26,665	7,341,141
Kohl's Corp.	1,047,712	19,194,084
Macy's, Inc.	2,116,051	28,757,133
Nordstrom, Inc.	292,747	4,479,029
		59,771,387
Building Products — 0.8%
Apogee Enterprises, Inc.	84,915	3,134,213
Insteel Industries, Inc.	114,081	3,414,444
JELD-WEN Holding, Inc.(1)	20,336	266,198
Masonite International Corp.(1)	249,220	21,948,805
Quanex Building Products Corp.	311,882	6,552,641
UFP Industries, Inc.	87,267	6,815,553
		42,131,854
Capital Markets — 1.6%
Artisan Partners Asset Management, Inc., Class A	84,320	2,698,240
Diamond Hill Investment Group, Inc.	22,665	3,598,522
Evercore, Inc., Class A	208,755	22,535,102
Janus Henderson Group PLC	340,648	8,952,229
Moelis & Co., Class A	32,173	1,218,392
Open Lending Corp., Class A(1)	279,643	2,835,580
Oppenheimer Holdings, Inc., Class A	53,261	2,088,364
Piper Sandler Cos.	109,127	13,899,506

Stifel Financial Corp.	97,153	5,398,792
StoneX Group, Inc.(1)	146,427	11,756,624
Virtus Investment Partners, Inc.	47,622	9,085,325
		84,066,676
Chemicals — 2.7%
AdvanSix, Inc.	342,419	11,265,585
American Vanguard Corp.	249,091	4,249,493
Cabot Corp.	361,580	24,760,998
Chemours Co.	1,195,709	31,674,331
Core Molding Technologies, Inc.(1)	37,705	693,395
FutureFuel Corp.	236,980	2,011,960
Hawkins, Inc.	48,675	2,284,805
Intrepid Potash, Inc.(1)	100,375	1,764,593
Kronos Worldwide, Inc.	205,969	1,699,244
Livent Corp.(1)(2)	765,626	17,647,679
LSB Industries, Inc.(1)	590,310	5,489,883
Orion Engineered Carbons SA	453,575	10,518,404
PureCycle Technologies, Inc.(1)	17,506	120,616
Rayonier Advanced Materials, Inc.(1)	581,637	1,977,566
Stepan Co.	114,050	10,486,898
Tronox Holdings PLC, Class A	1,455,893	15,490,702
Valhi, Inc.	12,610	156,742
		142,292,894
Commercial Services and Supplies — 0.3%
Civeo Corp.(1)	98,058	1,960,180
Ennis, Inc.	144,692	2,802,684
Heritage-Crystal Clean, Inc.(1)	164,627	5,459,031
Interface, Inc.	390,100	2,703,393
Kimball International, Inc., Class B	63,647	782,858
Quad/Graphics, Inc.(1)	274,541	897,749
		14,605,895
Communications Equipment — 0.7%
KVH Industries, Inc.(1)	2,195	19,623
ViaSat, Inc.(1)	814,811	36,348,719
		36,368,342
Construction and Engineering — 0.8%
Ameresco, Inc., Class A(1)(2)	143,293	6,173,062
Granite Construction, Inc.	17,605	637,125
Great Lakes Dredge & Dock Corp.(1)	232,036	1,471,108
Limbach Holdings, Inc.(1)	48,896	1,018,504
MYR Group, Inc.(1)	181,320	23,118,300
Northwest Pipe Co.(1)	60,814	1,615,220
Sterling Infrastructure, Inc.(1)	187,481	8,637,250
Tutor Perini Corp.(1)	418,646	2,260,688
		44,931,257
Construction Materials — 0.2%
Eagle Materials, Inc.	40,456	6,591,496
US Lime & Minerals, Inc.	7,968	1,445,555
		8,037,051
Consumer Finance — 2.4%
Atlanticus Holdings Corp.(1)	25,263	883,194
Bread Financial Holdings, Inc.	432,383	12,184,553
Consumer Portfolio Services, Inc.(1)	62,332	723,675
Encore Capital Group, Inc.(1)(2)	169,215	7,288,090
Green Dot Corp., Class A(1)	339,370	6,186,715

LendingClub Corp.(1)	463,061	3,797,100
Medallion Financial Corp.(2)	12,150	77,031
Navient Corp.	861,233	13,047,680
Nelnet, Inc., Class A	108,053	9,994,903
OneMain Holdings, Inc.	595,550	22,547,523
Oportun Financial Corp.(1)	108,658	622,610
PRA Group, Inc.(1)	159,502	2,982,687
PROG Holdings, Inc.(1)	383,592	12,516,607
Regional Management Corp.	66,879	1,748,886
SLM Corp.	2,043,010	31,176,333
		125,777,587
Consumer Staples Distribution & Retail — 1.5%
Andersons, Inc.	115,513	4,506,162
Ingles Markets, Inc., Class A	188,845	15,158,588
Natural Grocers by Vitamin Cottage, Inc.	111,486	1,231,920
PriceSmart, Inc.	173,018	12,540,345
Sprouts Farmers Market, Inc.(1)	785,308	27,140,244
United Natural Foods, Inc.(1)	329,160	8,791,864
Village Super Market, Inc., Class A	75,091	1,558,514
Weis Markets, Inc.	182,100	10,842,234
		81,769,871
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.(1)	154,876	6,427,354
American Public Education, Inc.(1)	128,507	643,820
Grand Canyon Education, Inc.(1)	141,676	14,841,978
Lincoln Educational Services Corp.(1)	34,967	223,439
Perdoceo Education Corp.(1)	806,928	9,513,681
Stride, Inc.(1)	205,616	8,308,943
Universal Technical Institute, Inc.(1)	345,737	2,223,089
		42,182,304
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	126,216	4,736,887
EchoStar Corp., Class A(1)	361,748	5,704,766
Frontier Communications Parent, Inc.(1)	209,540	3,117,955
Iridium Communications, Inc.	2,856	171,474
		13,731,082
Electrical Equipment — 1.4%
Atkore, Inc.(1)	283,454	33,098,924
Broadwind, Inc.(1)	9,576	35,910
Encore Wire Corp.	253,532	41,495,582
GrafTech International Ltd.	23,240	99,700
LSI Industries, Inc.	14,334	166,704
Powell Industries, Inc.	28,040	1,612,300
Preformed Line Products Co.	229	35,200
		76,544,320
Electronic Equipment, Instruments and Components — 2.0%
Bel Fuse, Inc., Class B	110,885	5,454,433
Climb Global Solutions, Inc.	2,119	99,487
CTS Corp.	24,775	1,131,474
Daktronics, Inc.(1)	9,595	60,353
Insight Enterprises, Inc.(1)	69,999	9,465,265
Methode Electronics, Inc.	34,730	1,495,127
PC Connection, Inc.	3,094	139,137
Sanmina Corp.(1)	743,425	39,431,262
Tingo Group, Inc.(1)(2)	203,249	577,227

TTM Technologies, Inc.(1)	393,213	5,387,018
Vishay Intertechnology, Inc.	1,586,153	40,891,024
Vishay Precision Group, Inc.(1)	96,477	3,368,977
		107,500,784
Energy Equipment and Services — 3.8%
Archrock, Inc.	1,726,403	15,537,627
Bristow Group, Inc.(1)	219,279	5,361,372
ChampionX Corp.	349,775	8,835,316
Diamond Offshore Drilling, Inc.(1)	279,326	3,058,620
Dril-Quip, Inc.(1)	264,759	5,917,364
Helix Energy Solutions Group, Inc.(1)	1,340,764	8,419,998
Helmerich & Payne, Inc.	202,131	6,241,805
Liberty Energy, Inc., Class A	1,737,980	20,403,885
Nabors Industries Ltd.(1)	88,733	7,426,952
Natural Gas Services Group, Inc.(1)	16,426	165,903
Newpark Resources, Inc.(1)	206,826	715,618
NexTier Oilfield Solutions, Inc.(1)	1,677,104	12,645,364
Oceaneering International, Inc.(1)	974,339	14,917,130
Oil States International, Inc.(1)	188,272	1,197,410
Patterson-UTI Energy, Inc.	1,437,766	14,003,841
ProPetro Holding Corp.(1)	1,047,542	6,987,105
Ranger Energy Services, Inc.(1)	13,508	150,344
RPC, Inc.	339,838	2,259,923
Solaris Oilfield Infrastructure, Inc., Class A	36,647	268,622
TechnipFMC PLC(1)	1,604,109	21,077,992
Transocean Ltd.(1)	4,624,453	26,451,871
US Silica Holdings, Inc.(1)	764,635	8,663,315
Weatherford International PLC(1)	201,713	11,384,682
		202,092,059
Entertainment — 0.2%
Gaia, Inc.(1)	771	1,927
Madison Square Garden Entertainment Corp.(1)	104,621	3,671,151
Marcus Corp.(2)	217,849	3,328,733
Sphere Entertainment Co.(1)(2)	146,488	3,496,669
		10,498,480
Financial Services — 4.2%
Alerus Financial Corp.	94,501	1,575,332
A-Mark Precious Metals, Inc.	32,434	1,098,540
Cass Information Systems, Inc.	94,633	3,654,726
Enact Holdings, Inc.	212,889	5,181,718
Essent Group Ltd.	847,466	37,432,573
Federal Agricultural Mortgage Corp., Class C	49,653	6,644,068
International Money Express, Inc.(1)	13,311	310,146
Jackson Financial, Inc., Class A	719,769	19,937,601
Merchants Bancorp	145,029	3,315,363
MGIC Investment Corp.	2,586,879	39,113,610
Mr. Cooper Group, Inc.(1)	456,365	21,111,445
NMI Holdings, Inc., Class A(1)	722,177	18,162,752
Ocwen Financial Corp.(1)	37,738	990,623
PennyMac Financial Services, Inc.	232,059	14,164,881
Radian Group, Inc.	1,397,509	35,692,380
Walker & Dunlop, Inc.	196,943	14,414,258
Waterstone Financial, Inc.	136,438	1,844,642
		224,644,658

Food Products — 0.6%
Cal-Maine Foods, Inc.	411,199	19,552,512
Flowers Foods, Inc.	32,277	806,280
Fresh Del Monte Produce, Inc.	167,913	4,426,187
John B Sanfilippo & Son, Inc.	33,400	3,882,082
Pilgrim's Pride Corp.(1)	104,711	2,324,584
Seaboard Corp.	708	2,689,996
		33,681,641
Ground Transportation — 2.9%
ArcBest Corp.	289,695	24,270,647
Covenant Logistics Group, Inc.	110,207	4,206,601
Heartland Express, Inc.	196,410	3,063,996
Landstar System, Inc.	3,201	561,392
Marten Transport Ltd.	686,261	14,514,420
PAM Transportation Services, Inc.(1)	61,496	1,608,735
Ryder System, Inc.	623,292	49,134,108
Saia, Inc.(1)	56,480	16,049,357
Schneider National, Inc., Class B	394,238	10,218,649
Universal Logistics Holdings, Inc.	73,039	1,939,186
US Xpress Enterprises, Inc., Class A(1)	111,674	678,978
Werner Enterprises, Inc.	662,462	29,095,331
		155,341,400
Health Care Equipment and Supplies — 0.5%
Bioventus, Inc., Class A(1)	17,703	47,887
Co-Diagnostics, Inc.(1)	173,856	189,503
Enovis Corp.(1)	167,083	8,810,286
FONAR Corp.(1)	29,690	508,293
QuidelOrtho Corp.(1)	174,026	14,816,574
Retractable Technologies, Inc.(1)	416	449
Sensus Healthcare, Inc.(1)	19,768	53,176
Tactile Systems Technology, Inc.(1)	65,477	1,376,326
Zimvie, Inc.(1)	86,865	866,913
		26,669,407
Health Care Providers and Services — 0.3%
Brookdale Senior Living, Inc.(1)	56,512	194,967
Cross Country Healthcare, Inc.(1)	166,456	4,244,628
Fulgent Genetics, Inc.(1)	241,195	9,592,325
		14,031,920
Hotels, Restaurants and Leisure — 1.3%
BJ's Restaurants, Inc.(1)	185,909	5,536,370
Canterbury Park Holding Corp.	249	5,707
Carrols Restaurant Group, Inc.(1)	93,698	515,339
Century Casinos, Inc.(1)	26,455	179,629
Cheesecake Factory, Inc.(2)	393,009	12,312,972
Chuy's Holdings, Inc.(1)	169,442	6,242,243
Cracker Barrel Old Country Store, Inc.(2)	136,907	13,419,624
Full House Resorts, Inc.(1)	217,733	1,545,904
Golden Entertainment, Inc.(1)	8,507	358,485
Hilton Grand Vacations, Inc.(1)	87,484	3,739,941
Monarch Casino & Resort, Inc.	152,426	9,890,923
ONE Group Hospitality, Inc.(1)	147,099	1,038,519
Playa Hotels & Resorts NV(1)	1,350,228	12,003,527
RCI Hospitality Holdings, Inc.	24,925	1,800,333
Red Robin Gourmet Burgers, Inc.(1)	101,035	1,280,114

Target Hospitality Corp.(1)	7,176	101,397
		69,971,027
Household Durables — 5.7%
Bassett Furniture Industries, Inc.	62,525	844,713
Beazer Homes USA, Inc.(1)	186,741	3,785,240
Cavco Industries, Inc.(1)	70,666	17,594,421
Century Communities, Inc.	202,995	12,916,572
Cricut, Inc., Class A	8,094	76,326
Dream Finders Homes, Inc., Class A(1)	12,177	225,762
Ethan Allen Interiors, Inc.	291,052	7,285,032
GoPro, Inc., Class A(1)	792,961	3,330,436
Green Brick Partners, Inc.(1)	262,124	12,547,876
Hamilton Beach Brands Holding Co., Class A	692	6,442
Hooker Furnishings Corp.	48,354	718,057
Hovnanian Enterprises, Inc., Class A(1)	53,805	4,517,468
KB Home	733,796	31,795,381
La-Z-Boy, Inc.	337,796	9,025,909
Legacy Housing Corp.(1)	89,434	1,702,823
M/I Homes, Inc.(1)	275,612	19,477,500
MDC Holdings, Inc.	503,465	20,279,570
Meritage Homes Corp.	321,810	37,114,347
Skyline Champion Corp.(1)	467,130	27,154,267
Taylor Morrison Home Corp.(1)	1,380,457	58,572,790
Tri Pointe Homes, Inc.(1)	1,162,980	33,970,646
Universal Electronics, Inc.(1)	100,326	809,631
VOXX International Corp.(1)	336	3,252
		303,754,461
Household Products†
Oil-Dri Corp. of America	9,526	361,702
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	255,368	3,557,276
American Equity Investment Life Holding Co.	318,653	12,570,861
AMERISAFE, Inc.	30,741	1,569,635
Argo Group International Holdings Ltd.	227,083	6,655,803
Assured Guaranty Ltd.	395,304	20,456,982
Axis Capital Holdings Ltd.	377,368	19,585,399
Brighthouse Financial, Inc.(1)	465,305	18,733,179
CNO Financial Group, Inc.	1,040,462	22,588,430
Crawford & Co., Class A	29,709	293,525
Crawford & Co., Class B	2,419	21,384
Donegal Group, Inc., Class A	11,946	171,784
Employers Holdings, Inc.	195,463	7,067,942
Enstar Group Ltd.(1)	12,574	2,959,668
Genworth Financial, Inc., Class A(1)	3,997,186	21,384,945
Greenlight Capital Re Ltd., A Shares(1)	16,386	157,469
Hanover Insurance Group, Inc.	15,180	1,691,963
Horace Mann Educators Corp.	99,335	2,985,017
Investors Title Co.	1,422	188,486
James River Group Holdings Ltd.	29,406	562,831
National Western Life Group, Inc., Class A	13,094	4,884,586
Oscar Health, Inc., Class A(1)	645,203	4,735,790
Primerica, Inc.	14,754	2,685,523
ProAssurance Corp.	225,885	2,744,503
Safety Insurance Group, Inc.	74,923	5,455,893
Selective Insurance Group, Inc.	190,643	18,440,897

SiriusPoint Ltd.(1)	607,932	5,659,847
Stewart Information Services Corp.	99,458	4,459,697
United Fire Group, Inc.	138,937	2,984,367
White Mountains Insurance Group Ltd.	5,243	7,100,018
		202,353,700
Interactive Media and Services — 0.4%
Cargurus, Inc.(1)	345,442	6,490,855
Cars.com, Inc.(1)	747,601	13,195,158
		19,686,013
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	18,295	132,822
JAKKS Pacific, Inc.(1)	68,072	1,405,687
Malibu Boats, Inc., Class A(1)	224,071	11,752,524
MasterCraft Boat Holdings, Inc.(1)	189,950	5,033,675
Smith & Wesson Brands, Inc.	491,243	5,762,280
Sturm Ruger & Co., Inc.	192,551	9,927,929
Vista Outdoor, Inc.(1)	619,773	16,504,555
		50,519,472
Life Sciences Tools and Services — 0.2%
AbCellera Biologics, Inc.(1)(2)	1,153,223	8,037,964
OmniAb, Inc.(1)	17,736	76,620
OmniAb, Inc.(1)	21,075	55,427
OmniAb, Inc.(1)	21,075	52,898
		8,222,909
Machinery — 1.9%
Albany International Corp., Class A	103,615	8,798,986
Commercial Vehicle Group, Inc.(1)	232,535	2,281,168
Graham Corp.(1)	22,477	249,270
Greenbrier Cos., Inc.	37,617	1,022,054
Hurco Cos., Inc.	471	9,915
Hyster-Yale Materials Handling, Inc.	8,703	406,952
Kennametal, Inc.	793,759	19,780,474
Manitowoc Co., Inc.(1)	41,931	601,710
Mayville Engineering Co., Inc.(1)	84,261	978,270
Miller Industries, Inc.	19,380	636,827
Mueller Industries, Inc.	681,436	50,603,437
REV Group, Inc.	168,798	1,711,612
Terex Corp.	214,992	9,969,179
Titan International, Inc.(1)	495,636	4,901,840
Wabash National Corp.	86,469	2,027,698
		103,979,392
Marine Transportation — 1.4%
Costamare, Inc.(2)	274,556	2,119,572
Eagle Bulk Shipping, Inc.(2)	140,820	5,531,410
Eneti, Inc.	34,838	329,568
Genco Shipping & Trading Ltd.	539,869	6,699,774
Kirby Corp.(1)	314,402	22,498,607
Matson, Inc.	492,789	33,672,272
Pangaea Logistics Solutions Ltd.	305,230	1,752,020
Safe Bulkers, Inc.(2)	821,840	2,605,233
		75,208,456
Media — 0.5%
AMC Networks, Inc., Class A(1)	169,596	1,918,131
Cable One, Inc.	1,359	831,477
Cumulus Media, Inc., Class A(1)	138,857	447,119

DISH Network Corp., Class A(1)(2)	658,921	4,236,862
Entravision Communications Corp., Class A	622,339	2,570,260
Gambling.com Group Ltd.(1)	1,804	18,293
PubMatic, Inc., Class A(1)	257,104	4,512,175
Scholastic Corp.	296,024	12,575,099
WideOpenWest, Inc.(1)	5,538	42,089
		27,151,505
Metals and Mining — 2.7%
Alpha Metallurgical Resources, Inc.	194,856	26,299,714
Arconic Corp.(1)	343,606	9,933,649
Coeur Mining, Inc.(1)	416,573	1,249,719
Commercial Metals Co.	576,599	24,649,607
Compass Minerals International, Inc.	4,760	151,035
Hecla Mining Co.	2,282,784	12,167,239
Kaiser Aluminum Corp.	17,483	1,055,973
Olympic Steel, Inc.	109,603	4,583,597
Ramaco Resources, Inc.(2)	275,799	2,043,671
Ryerson Holding Corp.	305,402	10,380,614
Schnitzer Steel Industries, Inc., Class A	291,369	8,015,561
SunCoke Energy, Inc.	1,191,502	8,090,299
TimkenSteel Corp.(1)	570,001	9,707,117
Tredegar Corp.	156,946	1,103,330
United States Steel Corp.	5,394	112,843
Warrior Met Coal, Inc.	742,296	24,332,463
		143,876,431
Oil, Gas and Consumable Fuels — 12.5%
Adams Resources & Energy, Inc.	2,367	82,159
Antero Midstream Corp.	1,530,409	15,625,476
Arch Resources, Inc.	209,926	21,695,852
Ardmore Shipping Corp.	65,215	763,668
Berry Corp.	777,212	4,896,436
California Resources Corp.	728,320	27,341,133
Callon Petroleum Co.(1)	731,394	22,402,598
Chord Energy Corp.	142,037	20,316,972
Civitas Resources, Inc.	286,574	19,143,143
CNX Resources Corp.(1)	1,711,408	26,441,254
Comstock Resources, Inc.(2)	1,085,975	10,121,287
CONSOL Energy, Inc.	332,426	17,937,707
Crescent Energy Co., Class A(2)	270,599	2,546,337
CVR Energy, Inc.(2)	288,380	6,750,976
Delek US Holdings, Inc.	291,633	6,421,759
Denbury, Inc.(1)	455,922	41,110,487
DHT Holdings, Inc.	132,988	1,022,678
Dorian LPG Ltd.	395,957	9,138,687
Earthstone Energy, Inc., Class A(1)	741,095	8,900,551
EnLink Midstream LLC(1)	1,099,599	10,732,086
Epsilon Energy Ltd.	83,877	411,836
Equitrans Midstream Corp.	2,850,085	24,311,225
Evolution Petroleum Corp.	288,652	2,263,032
Gran Tierra Energy, Inc.(1)	3,620	18,534
Gulfport Energy Corp.(1)	22,192	2,153,068
Hallador Energy Co.(1)	241,280	1,879,571
HighPeak Energy, Inc.(2)	127,398	1,572,091
International Seaways, Inc.	189,837	6,843,624
Kimbell Royalty Partners LP	538,884	7,937,761

Kosmos Energy Ltd.(1)	4,652,507	27,728,942
Magnolia Oil & Gas Corp., Class A	1,256,787	24,293,693
Matador Resources Co.	354,061	15,568,062
Murphy Oil Corp.	556,506	19,366,409
NACCO Industries, Inc., Class A	37,170	1,168,996
Northern Oil & Gas, Inc.	654,544	19,577,411
Overseas Shipholding Group, Inc., Class A(1)	625,967	2,278,520
Par Pacific Holdings, Inc.(1)	528,569	11,269,091
PBF Energy, Inc., Class A	781,422	28,764,144
PDC Energy, Inc.	273,486	18,766,609
Peabody Energy Corp.	1,471,480	26,722,077
Permian Resources Corp.	1,094,552	10,212,170
PHX Minerals, Inc.	52,594	149,893
Plains GP Holdings LP, Class A(1)(2)	1,830,178	24,890,421
PrimeEnergy Resources Corp.(1)	1,144	104,676
Range Resources Corp.	352,557	9,649,485
Ranger Oil Corp., Class A	202,750	7,451,062
REX American Resources Corp.(1)	132,023	4,348,838
Riley Exploration Permian, Inc.	37,287	1,247,996
Ring Energy, Inc.(1)(2)	874,496	1,486,643
SandRidge Energy, Inc.	369,699	4,979,845
Scorpio Tankers, Inc.	180,845	8,277,276
SFL Corp. Ltd.	1,204,013	10,330,431
SilverBow Resources, Inc.(1)(2)	166,781	3,982,730
Sitio Royalties Corp., Class A	109,894	2,800,099
SM Energy Co.	1,202,245	31,607,021
Talos Energy, Inc.(1)	972,617	11,972,915
Teekay Corp.(1)	240,961	1,351,791
Teekay Tankers Ltd., Class A	56,107	2,027,146
VAALCO Energy, Inc.	817,624	3,156,029
Vertex Energy, Inc.(1)(2)	198,430	1,283,842
Vital Energy, Inc.(1)	183,130	7,598,064
World Fuel Services Corp.	45,768	1,046,714
		666,241,029
Paper and Forest Products — 1.2%
Clearwater Paper Corp.(1)	222,298	6,755,636
Glatfelter Corp.	12,771	36,653
Louisiana-Pacific Corp.	738,989	43,245,636
Mercer International, Inc.	550,657	4,768,690
Sylvamo Corp.	176,740	6,967,091
		61,773,706
Passenger Airlines — 0.9%
Allegiant Travel Co.(1)	180,736	17,619,953
JetBlue Airways Corp.(1)	2,250,826	15,373,141
Mesa Air Group, Inc.(1)	22,584	37,038
SkyWest, Inc.(1)	527,409	15,774,803
Spirit Airlines, Inc.	100,737	1,532,210
Sun Country Airlines Holdings, Inc.(1)	5,023	94,432
		50,431,577
Personal Care Products — 0.4%
Lifevantage Corp.	58,899	274,469
Medifast, Inc.	1,552	122,143
Nature's Sunshine Products, Inc.(1)	16,567	185,219
Nu Skin Enterprises, Inc., Class A	460,992	15,364,863

USANA Health Sciences, Inc.(1)	110,555	6,707,372
		22,654,066
Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.(1)	104,129	4,620,204
Arvinas, Inc.(1)	247,989	5,413,600
Assertio Holdings, Inc.(1)(2)	655,771	4,151,030
Innoviva, Inc.(1)	776,238	10,471,451
Ligand Pharmaceuticals, Inc.(1)	51,083	3,579,897
Prestige Consumer Healthcare, Inc.(1)	89,391	5,115,847
ProPhase Labs, Inc.(1)(2)	73,464	697,173
SIGA Technologies, Inc.(2)	367,838	2,063,571
		36,112,773
Professional Services — 0.8%
Barrett Business Services, Inc.	3,642	305,928
Heidrick & Struggles International, Inc.	201,120	4,877,160
IBEX Holdings Ltd.(1)	32,472	665,027
Kelly Services, Inc., Class A	239,933	4,194,029
Kforce, Inc.	66,851	3,849,949
Korn Ferry	478,565	22,492,555
Resources Connection, Inc.	1,544	23,592
TrueBlue, Inc.(1)	358,012	5,921,518
		42,329,758
Real Estate Management and Development — 1.0%
Douglas Elliman, Inc.	416,672	1,212,516
Five Point Holdings LLC, Class A(1)	14,629	34,086
Forestar Group, Inc.(1)	199,564	4,057,136
Howard Hughes Corp.(1)	275,620	20,552,983
Kennedy-Wilson Holdings, Inc.	950,319	14,663,422
Marcus & Millichap, Inc.	247,870	7,274,984
Newmark Group, Inc., Class A	248,078	1,419,006
Opendoor Technologies, Inc.(1)(2)	607,620	1,604,117
RE/MAX Holdings, Inc., Class A	204,239	3,817,227
		54,635,477
Semiconductors and Semiconductor Equipment — 2.7%
Alpha & Omega Semiconductor Ltd.(1)	257,208	7,122,090
Amkor Technology, Inc.	652,810	16,176,632
Axcelis Technologies, Inc.(1)	98,801	15,566,098
Cirrus Logic, Inc.(1)	17,853	1,386,821
Diodes, Inc.(1)	482,031	43,305,665
Kulicke & Soffa Industries, Inc.	659,873	34,894,084
Photronics, Inc.(1)	749,445	15,910,717
SMART Global Holdings, Inc.(1)	149,575	3,377,403
Ultra Clean Holdings, Inc.(1)	236,283	8,099,781
		145,839,291
Software — 0.5%
Adeia, Inc.	460,196	4,514,523
CoreCard Corp.(1)(2)	21,101	507,690
InterDigital, Inc.(2)	250,579	20,808,080
Xperi, Inc.(1)	133,220	1,575,993
		27,406,286
Specialty Retail — 4.6%
Aaron's Co., Inc.	355,208	4,347,746
Academy Sports & Outdoors, Inc.	521,202	25,518,050
American Eagle Outfitters, Inc.	1,347,024	13,699,234
Asbury Automotive Group, Inc.(1)	17,887	3,740,351

Barnes & Noble Education, Inc.(1)	525	730
Big 5 Sporting Goods Corp.	140,038	1,058,687
Buckle, Inc.	345,767	10,618,505
Build-A-Bear Workshop, Inc.	155,894	2,834,153
Caleres, Inc.	92,040	1,588,610
Cato Corp., Class A	107,382	865,499
Chico's FAS, Inc.(1)	1,413,439	6,417,013
Children's Place, Inc.(1)	85,318	1,282,330
Citi Trends, Inc.(1)	40,587	593,382
Conn's, Inc.(1)	121,390	492,843
Container Store Group, Inc.(1)	299,860	737,656
Designer Brands, Inc., Class A	618,783	3,879,769
Destination XL Group, Inc.(1)	559,904	2,329,201
Duluth Holdings, Inc., Class B(1)	65,352	352,901
Foot Locker, Inc.	1,003,631	25,411,937
Gap, Inc.	997,960	8,003,639
Genesco, Inc.(1)	57,467	1,036,130
Group 1 Automotive, Inc.	77,188	17,252,290
Guess?, Inc.(2)	363,288	6,978,763
Haverty Furniture Cos., Inc.	171,731	4,531,981
Hibbett, Inc.	154,722	5,573,086
MarineMax, Inc.(1)	84,745	2,404,216
Murphy USA, Inc.	2,646	731,407
ODP Corp.(1)	402,554	16,126,313
Shoe Carnival, Inc.	142,232	2,783,480
Signet Jewelers Ltd.	478,584	30,385,298
Sonic Automotive, Inc., Class A	176,684	7,321,785
Sportsman's Warehouse Holdings, Inc.(1)	224,840	1,018,525
Tile Shop Holdings, Inc.(1)(2)	7,395	38,898
Tilly's, Inc., Class A(1)	161,270	1,257,906
Upbound Group, Inc.	487,496	14,581,005
Urban Outfitters, Inc.(1)	661,509	20,387,707
Zumiez, Inc.(1)	103,426	1,662,056
		247,843,082
Technology Hardware, Storage and Peripherals†
Immersion Corp.	334,446	2,367,878
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	9,285	577,248
Culp, Inc.(1)	18,699	80,219
G-III Apparel Group Ltd.(1)	114,678	1,844,022
Lakeland Industries, Inc.	31,639	346,447
Movado Group, Inc.	174,189	4,433,110
Oxford Industries, Inc.	149,850	14,976,009
PVH Corp.	284,983	24,514,238
Rocky Brands, Inc.	10,419	199,107
Steven Madden Ltd.	221,008	6,897,660
Under Armour, Inc., Class A(1)	1,772,796	12,781,859
Under Armour, Inc., Class C(1)	1,624,241	10,687,506
Unifi, Inc.(1)	33,688	242,890
Vera Bradley, Inc.(1)	77,133	366,382
		77,946,697
Trading Companies and Distributors — 4.6%
Air Lease Corp.	1,269,432	48,263,805
BlueLinx Holdings, Inc.(1)	122,723	10,090,285
Boise Cascade Co.	519,023	37,276,232

GATX Corp.	323,543	38,472,498
Global Industrial Co.	11,074	275,521
GMS, Inc.(1)	237,411	15,035,239
H&E Equipment Services, Inc.	367,237	13,205,842
Herc Holdings, Inc.	270,468	27,430,865
Hudson Technologies, Inc.(1)	234,761	2,051,811
McGrath RentCorp	208,634	18,528,785
Rush Enterprises, Inc., Class A	552	28,853
Rush Enterprises, Inc., Class B	72	4,190
Textainer Group Holdings Ltd.	473,882	16,808,595
Veritiv Corp.	157,616	16,642,673
		244,115,194
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	257,401	4,885,471
Telephone & Data Systems, Inc.	1,220,701	8,154,282
US Cellular Corp.(1)	164,879	2,357,770
		15,397,523
TOTAL COMMON STOCKS (Cost $5,804,626,194)		5,319,635,030
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,981,746	1,981,746
State Street Navigator Securities Lending Government Money Market Portfolio(3)	37,513,415	37,513,415
TOTAL SHORT-TERM INVESTMENTS (Cost $39,495,161)		39,495,161
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $5,844,121,355)		5,359,130,191
OTHER ASSETS AND LIABILITIES — (0.5)%		(28,042,867)
TOTAL NET ASSETS — 100.0%		$5,331,087,324

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $98,984,779. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $102,574,206, which includes securities collateral of $65,060,791.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.